Derivative Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net effect of the cross-currency swaps	$ 44,836
Amount offset against exchange rate difference	33,963
Amount offset against interest expenses	$ 10,873